BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
Suzhou Zhongcai
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2018	June 1, 2019
Assets

Property, plant and equipment	55,747	55,746
Land use rights	26,574	—
Right-of-use assets	—	26,318
Other current assets	2,561	2,229
Deferred tax assets	86	143
Trade and notes receivables	3,485	2,758
Cash and cash equivalents	183	136

Liabilities
Deferred tax liabilities	111	—
Interest-bearing loans and borrowings	51,908	51,908
Other payables and accrued expenses	34,536	33,404
Trade and notes payables	1,664	1,564

Net assets	417	454

Non-controlling interests	—	—

Net assets acquired	—	454

Difference recognized in equity		(217)

Total purchase consideration		237

Guizhou Huaren
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,194,095
Land use rights	109,320
Intangible assets	137
Other current assets	353,655
Inventories	220,718
Trade and notes receivables	250
Restricted cash	324,030
Cash and cash equivalents	673,587

Liabilities
Deferred tax liabilities	(58,299)
Interest-bearing loans and borrowings	(1,680,000)
Contract liabilities	(2,562)
Other payables and accrued expenses	(345,562)
Trade and notes payables	(464,454)

Net assets	1,324,915

Non-controlling interests	794,949

Share of net assets acquired	529,966

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	529,966
529,966

Summary of equity interest acquired before acquisition

January 1, 2018
Initial investment cost	480,000

Share of loss accumulated under the equity method	(18,347)

Book value of the investment in 40% equity of Guizhou Huaren on the acquisition date	461,653

Fair value of the investment in 40% equity of Guizhou Huaren on the acquisition date (Note)	529,966

Gain on previously held equity interest remeasured at acquisition-date fair value	68,313

Summary of analysis of cash flows in respect of acquisition

RMB’000

Cash consideration	—
Cash and bank balances acquired	673,587

Net inflow of cash and cash equivalents included in cash flows from investing activities	673,587

Schedule of operating results and cash flows since the merger date to the end of the year

RMB’000
Revenue	4,282,882
Profit for the period	34,639
Net cash flows	(490,684)

Shanxi Zhongrun
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,292,483
Intangible assets	749
Other current assets	215,575
Inventories	15,473
Trade and notes receivables	4,135
Cash and cash equivalents	2,173,062

Liabilities
Deferred tax liabilities	(41,581)
Interest-bearing loans and borrowings	(3,485,852)
Other payables and accrued expenses	(37,789)
Trade and notes payables	(13,778)

Net assets	1,122,477

Non-controlling interests	673,486

Share of net assets acquired	448,991

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	448,991
448,991

Summary of equity interest acquired before acquisition

January 1, 2018

Initial investment cost	400,184

Share of loss accumulated under the equity method	(6,553)

Book value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date	393,631
Fair value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date (Note)	448,991

Gain on previously held equity interest remeasured at acquisition-date fair value	55,360

Summary of analysis of cash flows in respect of acquisition

RMB’000

Cash consideration	—
Cash and bank balances acquired	2,173,062

Net inflow of cash and cash equivalents included in cash flows from investing activities	2,173,062

Schedule of operating results and cash flows since the merger date to the end of the year

RMB’000
Revenue	645,214
Profit for the period	817
Net cash flows	(2,137,166)

Shanxi Huaxing
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

December 6, 2018
Fair value
Assets
Property, plant and equipment	7,327,807
Intangible assets	728,067
Land use right	348,901
Deferred tax assets	8,094
Other non-current assets	60,336
Other current assets	102,396
Inventories	865,418
Trade and notes receivables	44,706
Restricted cash	203,350
Cash and cash equivalents	81,344

Liabilities
Deferred tax liabilities	(722,349)
Interest-bearing loans and borrowings	(1,743,036)
Other non-current liabilities	(239,998)
Contract liabilities	(617,827)
Other payables and accrued expenses	(686,024)
Trade and notes payables	(1,594,724)

Net assets	4,166,461

Non-controlling interests	—

Share of net assets acquired	4,166,461

Goodwill	1,163,949

Satisfied by:
Cash	2,665,205
Fair value of previously held equity interest	2,665,205

5,330,410

Summary of equity interest acquired before acquisition

December 6, 2018
Initial investment cost	2,351,479

Share of loss accumulated under the equity method	(77,309)

Share of changes in reserves under the equity method	11,166

Cash dividends declared	(236,556)

Book value of the investment in 50% equity of Shanxi Huaxing on the acquisition date	2,048,780

Fair value of the investment in 50% equity of Shanxi Huaxing on the acquisition date (Note)	2,665,205

Gain on previously held equity interest remeasured at acquisition-date fair value	616,425

Summary of analysis of cash flows in respect of acquisition

RMB’000
Cash consideration	(2,665,205)
Cash and bank balances acquired	81,344

Net inflow of cash and cash equivalents included in cash flows from investing activities	(2,583,861)

Schedule of operating results and cash flows since the merger date to the end of the year

RMB’000
Revenue	415,509
Profit for the period	110,917
Net cash flows	(434)

Shandong Aluminum Carbon Plant
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2017	August 31, 2018
Assets

Property, plant and equipment	24,393	23,845
Inventories	51,104	46,150
Other current assets	418	411
Trade and notes receivables	23,052	44,522
Cash and cash equivalents	34,354	—

Liabilities
Trade and notes payables	(12,235)	(24,011)
Contract liabilities	—	(1,432)
Other payables and accrued expenses	(38,415)	(1,542)

Net assets	82,671	87,943

Difference recognized in equity		58,319

Total purchase consideration		146,262

Pingguo Aluminum Carbon Plant
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2017	August 30, 2018
Assets
Property, plant and equipment	35,201	127,315
Trade and notes receivables	12,143	—
Inventories	90,581	71,264

Liabilities
Trade and notes payables	(69,521)	(117,749)

Net assets	68,404	80,830
Difference recognized in equity		11,218

Total purchase consideration		92,048

Chibi Great Wall Carbon
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2017	August 30, 2018
Assets
Property, plant and equipment	271,604	379,618
Land use rights	26,124	25,731
Deferred tax assets	3,325	3,325
Inventories	59,035	65,440
Other current assets	11,095	18,608
Trade and notes receivables	32,880	53,392
Restricted Cash	15,700	—
Cash and cash equivalents	50,545	16,258

Liabilities
Interest-bearing loans and borrowings	(228,500)	(233,000)
Contract liabilities	—	(1,816)
Trade and notes payables	(46,702)	(56,970)
Other payables and accrued expenses	(51,595)	(52,114)
Income tax payable	(2,927)	—
Other non-current liabilities	(69,640)	(65,901)
Net assets	70,944	152,571
Non-controlling interests	(15,856)	(34,100)
Difference recognized in equity		83,497

Total purchase consideration		201,968

Longhua Logistics
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2017	September 17, 2018
Assets

Property, plant and equipment	2,901	3,839
Inventories	127	2,207
Other current assets	200	608
Trade and notes receivables	6,704	6,828
Cash and cash equivalents	281	403

Liabilities
Trade and notes payables	(2,062)	(4,647)
Contract liabilities	—	(1,504)
Income tax payable	(130)	—
Other payables and accrued expenses	(1,323)	(2,065)

Net assets	6,698	5,669

Non-controlling interests	(3,281)	(2,778)

Net assets acquired		2,891

Difference recognized in equity		413

Total purchase consideration		3,304